Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	The year ended March 31,
	2022	2021	2020
Net loss attributable to controlling interest	$(3,192,119)	$(8,119,862)	$(5,813,369)
Weighted average shares used in basic computation	3,479,316	3,398,397	2,734,714
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	3,479,316	3,398,397	2,734,714
Loss per share – Basic:
Net loss before noncontrolling interest	$(0.92)	$(2.39)	$(2.16)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(0.92)	$(2.39)	$(2.16)
Loss per share – Diluted:
Net income before noncontrolling interest	$(0.92)	$(2.39)	$(2.16)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(0.92)	$(2.39)	$(2.16)